Covered Assets and Indemnification Asset (Details 3) (Covered loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013 item
Covered PCI loans
Non-accrual loans	$ 1,797
Secured
Covered PCI loans
Non-accrual loans	91
Unsecured
Covered PCI loans
Non-accrual loans	882
Secured by commercial properties
Covered PCI loans
Non-accrual loans	40
Secured by residential properties
Covered PCI loans
Non-accrual loans	209
Residential construction loans
Covered PCI loans
Non-accrual loans	575
PCI loans
Covered PCI loans
Unpaid Contractual Principal Balance	1,069,249
Recorded Investment with No Allowance	728,274
Recorded Investment with Allowance	882
Total Recorded Investment	729,156
Related Allowance	882
Average investment	364,579
Number of loans modified in a TDR	0
PCI loans | Secured
Covered PCI loans
Unpaid Contractual Principal Balance	43,867
Recorded Investment with No Allowance	28,520
Total Recorded Investment	28,520
Average investment	14,260
PCI loans | Unsecured
Covered PCI loans
Unpaid Contractual Principal Balance	16,280
Recorded Investment with No Allowance	9,008
Recorded Investment with Allowance	882
Total Recorded Investment	9,890
Related Allowance	882
Average investment	4,945
PCI loans | Secured by commercial properties
Covered PCI loans
Unpaid Contractual Principal Balance	528,785
Recorded Investment with No Allowance	365,306
Total Recorded Investment	365,306
Average investment	182,653
PCI loans | Secured by residential properties
Covered PCI loans
Unpaid Contractual Principal Balance	288,859
Recorded Investment with No Allowance	199,372
Total Recorded Investment	199,372
Average investment	99,686
PCI loans | Residential construction loans
Covered PCI loans
Unpaid Contractual Principal Balance	8,341
Recorded Investment with No Allowance	4,705
Total Recorded Investment	4,705
Average investment	2,353
PCI loans | Commercial construction loans and land development
Covered PCI loans
Unpaid Contractual Principal Balance	183,117
Recorded Investment with No Allowance	121,363
Total Recorded Investment	121,363
Average investment	60,682
Other than PCI
Covered PCI loans
Total Recorded Investment	$ 900